Basis of Presentation and General information, Assets and Liabilities of Toro (Details) - USD ($)	Dec. 31, 2023	Mar. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 111,383,645		$ 100,593,557
Accounts receivable trade, net	2,914,899		2,706,412
Due from related parties - current	5,650,168		2,664,976
Inventories	977,639		1,939,689
Prepaid expenses and other assets, current	3,277,873		2,065,539
Vessels, net	229,536,996		343,408,466
Due from related parties - non-current	4,504,340		3,514,098
Prepaid expenses and other assets, non-current	500,000		1,626,000
Deferred charges, net	3,231,461		5,357,816	$ 3,993,906
Due to Related Parties	(541,666)		(227,622)
Accounts payable	(2,833,167)		(7,593,981)
Accrued liabilities	(3,592,728)		(5,494,043)
Long-term debt, net	(65,709,842)		(109,600,947)
Related Party [Member] | Toro [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 61,359,774
Accounts receivable trade, net		6,767,408
Due from related parties - current		4,528,948
Inventories		890,523
Prepaid expenses and other assets, current		1,447,062
Vessels, net		91,492,003
Restricted Cash		700,000
Due from related parties - non-current		1,708,474
Prepaid expenses and other assets, non-current		4,449,999
Deferred charges, net		2,685,922
Due to Related Parties	$ (541,666)	(3,001,865)	$ 0
Accounts payable		(2,432,095)
Accrued liabilities		(3,041,530)
Long-term debt, net		(12,413,056)
Net assets of Toro		155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c) )		(117,222,135)
Distribution of net assets of Toro to the Company's shareholders		$ 37,919,432